TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables
22.	TRADE RECEIVABLES

The credit terms of the Group are generally within 30 days after the delivery of oil and gas. Payment in advance or collateral may be required from customers, depending on credit rating. Trade receivables are non-interest bearing.

All customers have good credit quality with good repayment history and no significant receivables are past due. As at December 31, 2019 and December 31, 2018, the age of substantially all the trade receivables was within one year.